Vessel revenue (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2019 USD ($) vessel	Jun. 30, 2018 USD ($) vessel
Analysis of income and expense [abstract]
Number Of Ships That Earned Revenue In Long Term Time Charter Contracts | vessel	3	5
Revenue from rendering of services	$ 342,505	$ 272,436
Revenue From Time Charter Agreements	2,551	18,558
Revenue from contracts with customers	1,579	7,247
Revenue	$ 346,635	$ 298,241